Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2016
Nature of Operations [Abstract]
Schedule of Details of Impairment
The impact of these decisions on the consolidated statement of income in the years ended December 31, 2016, 2015 and 2014 was as follows:

		Year ended	Year ended	Year ended
		December 31,	December 31,	December 31,
		2016	2015	2014
		U.S. Dollars	U.S. Dollars	U.S. Dollars
Account	Nature of impact	(in thousands)	(in thousands)	(in thousands)

Cost of Revenues	Reorganization and impairment	4,931	-	-
Cost of Revenues	Inventory write-off	-	1,041	205
Reorganization and	Impairment charge with
impairment	respect of technology,
	customer relationships and goodwill	-	1,595	-
Reorganization and	Revaluation of liabilities
impairment	in respect of Printar and SELA acquisition	*(4,962)	(1,457)	(106)
Reorganization and
impairment	Other	903	-	166

		872	1,179	265

*see Note 13F